Supplemental Financial Information - Summary of Other Income Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonoperating Income (Expense) [Abstract]
Gain on fair value of public and private placement of warrants					$ 25,681	$ 0	$ 0
Gain on forgiveness of PPP note					4,850	0	0
Gain on change in fair value of contingent consideration					4,700	0	0
Gain (loss) on mark to market derivatives					0	8,145	(464)
Other (miscellaneous)					815	2,715	740
Other income, net	$ (54)	$ (718)	$ 339	$ (718)	$ 36,046	$ 10,860	$ 276